Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets

10 Intangible assets

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2019	39,136	2,526	1,839	43,501
Additions – separately acquired	1,835	99	67	2,001
Disposals	(35)	–	(151)	(186)
Exchange and other adjustments	(282)	24	26	(232)
At 31 December 2019	40,654	2,649	1,781	45,084
Additions – separately acquired	1,454	2	136	1,592
Disposals	(970)	(66)	(636)	(1,672)
Exchange and other adjustments	1,539	57	7	1,603
At 31 December 2020	42,677	2,642	1,288	46,607
Additions through business combinations (Note 27)	26,455	430	70	26,955
Additions – separately acquired	587	6	119	712
Transferred to Assets held for sale (Note 18)	(1,266)	(47)	–	(1,313)
Disposals	(801)	(402)	(23)	(1,226)
Exchange and other adjustments	(1,062)	(18)	(22)	(1,102)
At 31 December 2021	66,590	2,611	1,432	70,633
Amortisation and impairment losses
At 1 January 2019	17,907	2,035	1,600	21,542
Amortisation for year	1,808	52	68	1,928
Impairment charges	1,034	–	2	1,036
Impairment reversals	(3)	–	–	(3)
Disposals	(29)	–	(147)	(176)
Exchange and other adjustments	(112)	10	26	(76)
At 31 December 2019	20,605	2,097	1,549	24,251
Amortisation for year	1,872	59	61	1,992
Impairment charges	405	–	–	405
Impairment reversals	(165)	–	–	(165)
Disposals	(899)	(66)	(636)	(1,601)
Exchange and other adjustments	746	38	(6)	778
At 31 December 2020	22,564	2,128	968	25,660
Amortisation for year	2,908	172	63	3,143
Impairment charges	2,067	–	18	2,085
Transferred to Assets held for sale (Note 18)	(931)	(14)	–	(945)
Disposals	(797)	(402)	(21)	(1,220)
Exchange and other adjustments	(535)	(21)	(26)	(582)
At 31 December 2021	25,276	1,863	1,002	28,141
Net book value
At 31 December 2019	20,049	552	232	20,833
At 31 December 2020	20,113	514	320	20,947
At 31 December 2021	41,314	748	430	42,492

	2021	2020	2019
	$m	$m	$m
Net book value
Current intangible assets	105	–	–
Non-current intangible assets	42,387	20,947	20,833
At 31 December	42,492	20,947	20,833

Other intangibles consist mainly of research and device technologies and the Alexion brand name.

Included within Additions − separately acquired are amounts of $124m (2020: $835m; 2019: $1,093m), relating to deferred payments and other non-cash consideration for the acquisition of Product, marketing and distribution rights, which are not reflected in the current year Consolidated Statement of Cash Flows. Disposals include amounts related to fully depreciated assets that are no longer in use by the Group.

Amortisation charges are recognised in profit as follows:

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2019
Cost of sales	87	–	–	87
Research and development expense	–	29	–	29
Selling, general and administrative expense	1,721	19	68	1,808
Other operating income and expense	–	4	–	4
Total	1,808	52	68	1,928
Year ended 31 December 2020
Cost of sales	66	–	–	66
Research and development expense	–	29	–	29
Selling, general and administrative expense	1,806	28	61	1,895
Other operating income and expense	–	2	–	2
Total	1,872	59	61	1,992
Year ended 31 December 2021
Cost of sales	66	–	–	66
Research and development expense	–	33	–	33
Selling, general and administrative expense	2,842	138	63	3,043
Other operating income and expense	–	1	–	1
Total	2,908	172	63	3,143

Net impairment charges/(reversals) are recognised in profit as follows:

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2019
Research and development expense	609	–	–	609
Selling, general and administrative expense	425	–	2	427
Other operating income and expense	(3)	–	–	(3)
Total	1,031	–	2	1,033
Year ended 31 December 2020
Research and development expense	55	–	–	55
Selling, general and administrative expense	185	–	–	185
Total	240	–	–	240
Year ended 31 December 2021
Research and development expense	1,464	–	–	1,464
Selling, general and administrative expense	603	–	18	621
Total	2,067	–	18	2,085

Impairment charges and reversals

Intangible assets under development and not available for use are tested annually for impairment and other intangible assets are tested when there is an indication of impairment loss or reversal. Where testing is required, the recoverable amount of the assets is estimated in order to determine the extent of the impairment loss or reversal. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the Cash Generating Unit (CGU) to which it belongs. The Group considers that as the intangible assets are linked to individual products and that product cash flows are considered to be largely independent of other product cash flows, the CGU for intangibles is at the product level. Group level budgets and forecasts include forecast capital investment and operational impacts related to sustainability projects, and form the basis for the value in use models used for impairment testing.

An asset’s recoverable amount is determined as the higher of an asset’s or CGU’s fair value less costs to sell or value in use, in both cases using discounted cash flow calculations where the asset’s expected post-tax cash flows are risk-adjusted over their estimated remaining period of expected economic benefit. Where the value in use approach is used, the risk-adjusted cash flows are discounted using AstraZeneca’s post-tax weighted average cost of capital (7% for 2021, 2020 and 2019). There is no material difference in the approach taken to using pre-tax cash flows and a pre-tax rate compared to post-tax cash flows and a post-tax rate, as required by IAS 36. Where fair value less costs to sell is used to determine recoverable value, the discount rate is assessed with reference to a market participant; this is not usually materially different to the AstraZeneca post-tax weighted average cost of capital rate of 7%.

The estimates used in calculating the recoverable amount are considered significant estimates, highly sensitive and depend on assumptions specific to the nature of the Group’s activities including:

>	outcome of R&D activities
>	probability of technical and regulatory success
>	market volume, share and pricing (to derive peak year sales)
>	amount and timing of projected future cash flows
>	sales erosion curves following patent expiry.

For assets held at fair value less costs to sell, we make appropriate adjustments to reflect market participant assessments.

In 2021, the Group recorded impairment charges of $603m in respect of launched products, including Bydureon ($469m, revised carrying amount of $50m) under value in use model, roxadustat ($121m, revised carrying amount of $215m) under value in use model and other launched products totalling $13m. As these assets have been impaired in the current year, there is limited headroom in the recoverable amount calculation and they are inherently sensitive to any changes in assumptions, which could give rise to future impairments.

Impairment charges recorded against products in development, based on fair value less costs to sell, totalled $1,464m, principally Ardea ($1,172m) which was fully impaired following the decision to discontinue development of verinurad. The remaining impairments relate to full impairments of various products in development, due to either management’s decision to discontinue development as part of a Group-wide portfolio prioritisation review, or due to the outcome of research activities.

In 2020, the Group recorded impairment charges of $350m in respect of launched products, including Duaklir ($200m, revised carrying amount of $210m) under fair value less costs to sell, Bydureon ($102m, revised carrying amount of $581m) under value in use model, and other launched products totalling $48m. The fair value less costs to sell valuation model for Duaklir was based on discounted cash flows, and was categorised at Level 3 in the fair value hierarchy. Key assumptions in this model were forecast future revenue and costs of production. Impairment charges recorded against products in development totalled $55m.

In 2019, the Group recorded impairment charges of $425m in respect of launched products Bydureon ($154m, revised carrying amount of $747m) under value in use model, Qtern ($89m, revised carrying amount of $233m) under value in use model, Eklira/Tudorza ($84m, revised carrying amount of $192m) under value in use model, FluMist ($52m, revised carrying amount of $172m) under fair value less costs to sell and $46m relating to other launched products. Impairment charges recorded against products in development related to Epanova ($533m) and other intangible assets ($76m).

The Group has performed an assessment on assets which have had impairments recorded in previous periods to determine if any reversals of impairments were required. Impairment reversals of $165m were recorded in 2020 in respect of launched products, including FluMist ($147m, revised carrying amount of $300m, driven by expanded vaccination efforts increasing global demand), and other launched products of $18m. No impairment reversals were recorded against launched products in 2021 or 2019.

No impairment reversals were recorded against products in development in 2021 (2020: $nil; 2019: $3m).

Sensitivities

When launched products, such as the ones detailed above, are partially impaired, the carrying values of these assets in future periods are particularly sensitive to changes in forecast assumptions, including those assumptions set out above, as the asset is impaired down to its recoverable amount.

Were the useful economic lives to be adjusted to reduce them all by one year, the net book value would be reduced by $868m. If the useful economic lives were to be extended by one year, the net book value would increase by $481m.

Significant assets

	Carrying value	Remaining amortisation
	$m	period
C5 franchise (Soliris/Ultomiris) intangible assets arising from the acquisition of Alexion	17,724	6 to 15 years
Intangible assets arising from the acquisition of Acerta Pharma	5,299	11 years
Strensiq, Kanuma and Andexxa intangible assets arising from the acquisition of Alexion	5,019	11 to 17 years
Intangible asset products in development arising from the acquisition of Alexion[1]	2,760	Not amortised
Intangible assets arising from the acquisition of ZS Pharma	2,381	10 years
Enhertu intangible assets acquired from Daiichi Sankyo	1,684	12 years
Other intangible assets (DS-1062) acquired from Daiichi Sankyo[1]	1,050	Not amortised
Farxiga/Forxiga intangible assets acquired from BMS	739	5 years
Intangible assets arising from the restructuring of a historical joint venture with MSD	666	5 to 8 years
Intangible assets arising from the acquisition of Pearl Therapeutics	611	7 to 8 years
RSV franchise assets arising from the acquisition of MedImmune	611	4 years
Monalizumab intangible assets acquired from Innate Pharma[1]	340	Not amortised

1	Assets in development are not amortised but are tested annually for impairment.

The acquisition of intangible assets relating to DS-1062 in 2020 was assessed under the optional concentration test in IFRS 3 and was determined to be an asset acquisition, as substantially all of the value of the gross assets acquired was concentrated in a single asset.

In assessing whether the intangible assets and associated processes acquired from Daiichi Sankyo in 2019 were a business, we determined that they were not at a stage of readiness to be able to obtain regulatory approval and manufacture and commercialise at scale. The transaction was treated as an asset acquisition.